Net Loss per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss per Share
19. Net Loss per Share
The Company computes net loss per share of the Class A common stock and Class B common stock using the two-class method required for participating securities. Basic and diluted loss per share was the same for each period presented as the inclusion of all potential Class A common stock and Class B common stock equivalents would have been antidilutive. The earnings per share amounts are the same for the different classes of common stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or liquidation.
The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks, Inc. common stockholders for the periods indicated because including them would have been anti-dilutive:

	Year Ended December 31,
	2020	2019
Warrants to purchase common stock	1,020,187	1,020,187
Outstanding stock options	33,354,871	35,276,812
Unvested RSUs	124,932,207	70,119,944
Unvested RSAs	419,049	675,887